CERTAIN RISKS AND CONCENTRATION (Tables)	12 Months Ended
Dec. 31, 2013
CERTAIN RISKS AND CONCENTRATION [Abstract]
Schedule of Major Customers
	Revenue
	For the year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Company A	16%	-	11%